Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 55.8%
Information Technology - 12.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	4,420	$1,147,520
Ciena Corp. (a)	21,056	866,033
Cisco Systems, Inc.	430,505	23,561,539
F5 Networks, Inc. (a)	56,062	8,164,309
Finisar Corp. (a)	19,084	436,451
NetScout Systems, Inc. (a)	35,540	902,361

		35,078,213

Electronic Equipment, Instruments & Components - 0.5%
Avnet, Inc.	26,840	1,215,047
CDW Corp./DE	126,320	14,021,520
IPG Photonics Corp. (a)	5,900	910,075
Littelfuse, Inc.	6,900	1,220,679
Novanta, Inc. (a)	15,100	1,423,930
TTM Technologies, Inc. (a)	45,573	464,845

		19,256,096

IT Services - 2.7%
Amdocs Ltd.	15,310	950,598
Automatic Data Processing, Inc.	91,786	15,174,980
Booz Allen Hamilton Holding Corp.	8,071	534,381
Fidelity National Information Services, Inc.	164,199	20,143,933
Genpact Ltd.	24,503	933,319
Jack Henry & Associates, Inc.	9,571	1,281,748
PayPal Holdings, Inc. (a)	145,209	16,620,622
Twilio, Inc. - Class A (a)	11,120	1,516,212
Visa, Inc. - Class A	336,831	58,457,020

		115,612,813

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	56,740	1,723,194
Broadcom, Inc.	57,633	16,590,235
Cree, Inc. (a)	12,916	725,621
Cypress Semiconductor Corp.	50,349	1,119,762
Intel Corp.	84,277	4,034,340
Kulicke & Soffa Industries, Inc.	27,386	617,554
MaxLinear, Inc. - Class A (a)	33,645	788,639
Semtech Corp. (a)	15,040	722,672
Texas Instruments, Inc.	191,835	22,014,985
Universal Display Corp.	7,893	1,484,357
Xilinx, Inc.	227,905	26,874,558

		76,695,917

Software - 4.7%
Adobe, Inc. (a)	53,564	15,782,633
Anaplan, Inc. (a)	17,806	898,669
ANSYS, Inc. (a)	8,650	1,771,693
Aspen Technology, Inc. (a)	17,545	2,180,493
Avalara, Inc. (a)	20,980	1,514,756
Check Point Software Technologies Ltd. (a)	144,736	16,732,929

Company	Shares	U.S. $ Value
Citrix Systems, Inc. - Class C	60,554	$5,942,770
CommVault Systems, Inc. (a)	15,971	792,481
Guidewire Software, Inc. (a)	12,017	1,218,283
HubSpot, Inc. (a)	9,122	1,555,483
Microsoft Corp. (b)	714,171	95,670,347
New Relic, Inc. (a)	16,422	1,420,667
Nuance Communications, Inc. (a)	72,118	1,151,724
Oracle Corp.	619,762	35,307,841
Smartsheet, Inc. - Class A (a)	20,630	998,492
Splunk, Inc. (a)	9,792	1,231,344
Tableau Software, Inc. - Class A (a)	10,090	1,675,142
Trade Desk, Inc. (The) - Class A (a)	5,953	1,355,974
Verint Systems, Inc. (a)	16,216	872,096
VMware, Inc. - Class A	73,741	12,330,233
Zendesk, Inc. (a)	21,429	1,907,824
Zoom Video Communications, Inc. - Class A (a)	2,225	197,558

		202,509,432

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc. (b)	346,809	68,640,437
NCR Corp. (a)	40,768	1,267,885
Xerox Corp.	333,121	11,795,815

		81,704,137

		530,856,608

Financials - 8.1%
Banks - 3.8%
Associated Banc-Corp.	42,420	896,759
Bank of America Corp.	1,690,192	49,015,568
Cadence BanCorp	51,423	1,069,598
Citigroup, Inc.	361,099	25,287,763
Comerica, Inc.	14,000	1,016,960
JPMorgan Chase & Co.	383,767	42,905,151
Sterling Bancorp./DE	53,650	1,141,672
SVB Financial Group (a)	4,563	1,024,804
Synovus Financial Corp.	30,456	1,065,960
Texas Capital Bancshares, Inc. (a)	16,789	1,030,341
Umpqua Holdings Corp.	67,023	1,111,912
Webster Financial Corp.	20,457	977,231
Wells Fargo & Co.	698,032	33,030,874
Wintrust Financial Corp.	16,340	1,195,434
Zions Bancorp NA	30,236	1,390,251

		162,160,278

Capital Markets - 0.6%
Ares Management Corp. - Class A	45,785	1,198,193
Goldman Sachs Group, Inc. (The)	120,372	24,628,111
Stifel Financial Corp.	22,431	1,324,775

		27,151,079

Consumer Finance - 0.5%
OneMain Holdings, Inc.	22,824	771,680

Company	Shares	U.S. $ Value
Synchrony Financial	606,381	$21,023,229

		21,794,909

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	189,036	40,296,804

Insurance - 2.2%
American Financial Group, Inc./OH	10,953	1,122,354
Everest Re Group Ltd.	102,407	25,312,962
Fidelity National Financial, Inc.	708,477	28,551,623
First American Financial Corp.	18,882	1,013,963
Hanover Insurance Group, Inc. (The)	5,290	678,707
Kemper Corp.	6,485	559,591
Old Republic International Corp.	37,854	847,173
Progressive Corp. (The)	414,097	33,098,773
Reinsurance Group of America, Inc. - Class A	10,665	1,664,060
Selective Insurance Group, Inc.	10,990	823,041

		93,672,247

Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	35,762	1,206,610
Essent Group Ltd. (a)	21,937	1,030,820

		2,237,430

		347,312,747

Health Care - 7.5%
Biotechnology - 1.5%
Aimmune Therapeutics, Inc. (a)	21,150	440,343
Allogene Therapeutics, Inc. (a)	15,407	413,678
Arena Pharmaceuticals, Inc. (a)	9,420	552,295
Array BioPharma, Inc. (a)	9,997	463,161
Ascendis Pharma A/S (Sponsored ADR) (a)	5,487	631,828
BeiGene Ltd. (Sponsored ADR) (a)	4,028	499,271
Biogen, Inc. (a)(b)	61,062	14,280,570
Biohaven Pharmaceutical Holding Co., Ltd. (a)	12,924	565,942
Blueprint Medicines Corp. (a)	9,464	892,739
Exact Sciences Corp. (a)	18,955	2,237,448
Gilead Sciences, Inc.	337,324	22,789,609
Gossamer Bio, Inc. (a)	17,625	390,922
Incyte Corp. (a)	11,620	987,235
Invitae Corp. (a)	51,117	1,201,249
Madrigal Pharmaceuticals, Inc. (a)	3,160	331,200
Neurocrine Biosciences, Inc. (a)	14,314	1,208,531
Rubius Therapeutics, Inc. (a)	26,130	411,025
Sage Therapeutics, Inc. (a)	5,451	998,024
Sarepta Therapeutics, Inc. (a)	6,270	952,726
Ultragenyx Pharmaceutical, Inc. (a)	10,116	642,366
Vertex Pharmaceuticals, Inc. (a)	66,741	12,238,965

		63,129,127

Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp. (a)	106,159	19,611,813

Company	Shares	U.S. $ Value
Insulet Corp. (a)	14,960	$1,785,925
Intuitive Surgical, Inc. (a)	12,034	6,312,435
Penumbra, Inc. (a)	11,003	1,760,480

		29,470,653

Health Care Providers & Services - 1.6%
Amedisys, Inc. (a)	12,880	1,563,761
Anthem, Inc.	93,006	26,247,223
Guardant Health, Inc. (a)	13,122	1,132,822
Molina Healthcare, Inc. (a)	6,923	990,958
UnitedHealth Group, Inc. (b)	165,878	40,475,891
WellCare Health Plans, Inc. (a)	1,848	526,810

		70,937,465

Health Care Technology - 0.0%
Teladoc Health, Inc. (a)	28,028	1,861,340

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	18,185	2,799,944

Pharmaceuticals - 3.6%
Eli Lilly & Co.	136,056	15,073,644
GW Pharmaceuticals PLC (Sponsored ADR) (a)	3,041	524,238
Johnson & Johnson (b)	134,253	18,698,758
Merck & Co., Inc.	352,766	29,579,429
Novo Nordisk A/S (Sponsored ADR)	249,888	12,754,284
Pfizer, Inc.	812,544	35,199,406
Revance Therapeutics, Inc. (a)	20,758	269,231
Roche Holding AG (Sponsored ADR)	450,078	15,797,738
Zoetis, Inc.	213,559	24,236,811

		152,133,539

		320,332,068

Communication Services - 6.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	535,494	30,592,772

Entertainment - 1.0%
Electronic Arts, Inc. (a)	85,479	8,655,604
Walt Disney Co. (The)	229,796	32,088,713

		40,744,317

Interactive Media & Services - 3.3%
Alphabet, Inc. - Class C (a)(b)	73,812	79,784,129
Facebook, Inc. - Class A (a)(b)	325,407	62,803,551
Pinterest, Inc. - Class A (a)	22,352	608,421

		143,196,101

Media - 1.4%
Comcast Corp. - Class A	1,034,985	43,759,166
Criteo SA (Sponsored ADR) (a)	37,462	644,721
Discovery, Inc. - Class A (a)	554,531	17,024,102

Company	Shares	U.S. $ Value
Scholastic Corp.	8,363	$277,986

		61,705,975

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (a)	146,793	10,883,233

		287,122,398

Consumer Discretionary - 6.7%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (a)	10,652	488,075
Dana, Inc.	34,904	695,986
Lear Corp.	5,758	801,917
Magna International, Inc. - Class A (United States)	360,688	17,926,193

		19,912,171

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	14,177	2,138,884
Chegg, Inc. (a)	46,723	1,803,041
Grand Canyon Education, Inc. (a)	16,675	1,951,308
Houghton Mifflin Harcourt Co. (a)	67,264	387,441
Sotheby’s (a)	23,409	1,360,765

		7,641,439

Hotels, Restaurants & Leisure - 0.6%
Bloomin’ Brands, Inc.	36,975	699,197
Chipotle Mexican Grill, Inc. - Class A (a)	1,890	1,385,143
Hilton Grand Vacations, Inc. (a)	35,703	1,136,070
McDonald’s Corp.	27,481	5,706,705
Planet Fitness, Inc. (a)	26,164	1,895,320
Starbucks Corp.	180,888	15,163,841

		25,986,276

Household Durables - 0.1%
Lennar Corp. - Class A	20,205	979,134
Taylor Morrison Home Corp. - Class A (a)	53,289	1,116,938

		2,096,072

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc. (a)	11,822	22,162,822
eBay, Inc.	94,165	3,719,518
Etsy, Inc. (a)	25,136	1,542,596
GrubHub, Inc. (a)	19,170	1,495,068
Wayfair, Inc. - Class A (a)	10,560	1,541,760

		30,461,764

Leisure Products - 0.0%
Callaway Golf Co.	30,838	529,180

Multiline Retail - 0.6%
Dollar General Corp.	170,436	23,036,130
Ollie’s Bargain Outlet Holdings, Inc. (a)	18,570	1,617,632

		24,653,762

Company	Shares	U.S. $ Value
Specialty Retail - 3.4%
AutoZone, Inc. (a)	26,029	$28,618,105
Burlington Stores, Inc. (a)	11,980	2,038,397
Five Below, Inc. (a)	14,622	1,754,932
Home Depot, Inc. (The)	224,736	46,738,346
Michaels Cos., Inc. (The) (a)	51,230	445,701
National Vision Holdings, Inc. (a)	45,376	1,394,404
Ross Stores, Inc.	244,137	24,198,859
Signet Jewelers Ltd.	20,290	362,785
TJX Cos., Inc. (The)	573,946	30,350,265
Ulta Salon Cosmetics & Fragrance, Inc. (a)	27,656	9,593,590

		145,495,384

Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd. (a)	18,480	640,886
NIKE, Inc. - Class B	302,959	25,433,408
Skechers U.S.A., Inc. - Class A (a)	28,404	894,442

		26,968,736

		283,744,784

Consumer Staples - 3.8%
Beverages - 0.7%
Cott Corp.	78,085	1,042,435
PepsiCo, Inc.	210,216	27,565,624

		28,608,059

Food & Staples Retailing - 2.0%
Costco Wholesale Corp. (b)	108,894	28,776,328
Grocery Outlet Holding Corp. (a)	19,627	645,336
US Foods Holding Corp. (a)	662,041	23,674,586
Walmart, Inc. (b)	289,547	31,992,048

		85,088,298

Food Products - 0.0%
Hain Celestial Group, Inc. (The) (a)	380	8,322
Ingredion, Inc.	6,250	515,563
Nomad Foods Ltd. (a)	65,154	1,391,689

		1,915,574

Household Products - 0.7%
Procter & Gamble Co. (The)	283,468	31,082,266

Tobacco - 0.4%
Altria Group, Inc.	364,776	17,272,144

		163,966,341

Industrials - 3.7%
Aerospace & Defense - 1.2%
AAR Corp.	20,736	762,878
Axon Enterprise, Inc. (a)	18,673	1,198,994
Boeing Co. (The)	62,519	22,757,541
Hexcel Corp.	23,632	1,911,356
L3 Technologies, Inc.	11,905	2,918,749
Northrop Grumman Corp.	27,211	8,792,146

Company	Shares	U.S. $ Value
Raytheon Co.	75,406	$13,111,595

		51,453,259

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	8,271	369,217
Expeditors International of Washington, Inc.	11,908	903,341

		1,272,558

Airlines - 0.6%
Alaska Air Group, Inc.	21,916	1,400,652
Delta Air Lines, Inc.	371,169	21,063,841
Hawaiian Holdings, Inc.	29,875	819,471
SkyWest, Inc.	19,790	1,200,659

		24,484,623

Building Products - 0.1%
Armstrong World Industries, Inc.	18,772	1,824,638
Lennox International, Inc.	5,950	1,636,250
Masonite International Corp. (a)	7,938	418,174

		3,879,062

Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	18,108	1,353,392
Steelcase, Inc. - Class A	33,877	579,297

		1,932,689

Construction & Engineering - 0.1%
Granite Construction, Inc.	11,700	563,706
Jacobs Engineering Group, Inc.	18,260	1,540,961
Quanta Services, Inc.	27,328	1,043,656
Tutor Perini Corp. (a)	36,380	504,591

		3,652,914

Electrical Equipment - 0.1%
AMETEK, Inc.	16,709	1,517,846
EnerSys	14,504	993,524
Regal Beloit Corp.	11,921	974,065

		3,485,435

Industrial Conglomerates - 0.7%
Carlisle Cos., Inc.	11,916	1,673,126
Honeywell International, Inc.	164,184	28,664,884

		30,338,010

Machinery - 0.1%
Gardner Denver Holdings, Inc. (a)	34,143	1,181,348
IDEX Corp.	11,254	1,937,264
Kennametal, Inc.	18,186	672,700
Nordson Corp.	11,700	1,653,327
Terex Corp.	23,680	743,552

		6,188,191

Professional Services - 0.0%
CoStar Group, Inc. (a)	2,840	1,573,530

Company	Shares	U.S. $ Value
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc.	29,083	$955,086
Norfolk Southern Corp.	121,090	24,136,869

		25,091,955

Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (a)	24,564	520,757
MRC Global, Inc. (a)	39,391	674,374
SiteOne Landscape Supply, Inc. (a)	13,728	951,350
United Rentals, Inc. (a)	6,910	916,473

		3,062,954

		156,415,180

Real Estate - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Campus Communities, Inc.	25,632	1,183,173
Americold Realty Trust	16,150	523,583
Camden Property Trust	14,189	1,481,190
Cousins Properties, Inc.	20,082	726,366
CubeSmart	590,680	19,752,339
Easterly Government Properties, Inc.	13,711	248,306
Empire State Realty Trust, Inc. - Class A	70,888	1,049,851
MGM Growth Properties LLC - Class A	33,970	1,041,181
Mid-America Apartment Communities, Inc.	281,847	33,190,303
Park Hotels & Resorts, Inc.	35,683	983,423
Regency Centers Corp.	448,075	29,904,526
STAG Industrial, Inc.	42,570	1,287,317
Sun Communities, Inc.	105,412	13,512,764

		104,884,322

Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A (a)	369,891	18,975,408

		123,859,730

Energy - 1.9%
Energy Equipment & Services - 0.1%
Cactus, Inc. - Class A (a)	22,006	728,839
Dril-Quip, Inc. (a)	15,333	735,984
Oceaneering International, Inc. (a)	19,680	401,275
Oil States International, Inc. (a)	33,105	605,822
Patterson-UTI Energy, Inc.	55,846	642,787
RPC, Inc.	52,290	377,011

		3,491,718

Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	221,181	27,523,764
Cimarex Energy Co.	6,393	379,297
EOG Resources, Inc.	190,050	17,705,058
Matador Resources Co. (a)	31,100	618,268
Oasis Petroleum, Inc. (a)	92,700	526,536
QEP Resources, Inc. (a)	94,463	682,967
Royal Dutch Shell PLC (Sponsored ADR)	458,333	30,130,811

Company	Shares	U.S. $ Value
SM Energy Co.	40,270	$504,180

		78,070,881

		81,562,599

Utilities - 1.4%
Electric Utilities - 0.9%
Alliant Energy Corp.	27,936	1,371,099
American Electric Power Co., Inc.	419,847	36,950,734
PNM Resources, Inc.	17,284	879,928
Portland General Electric Co.	18,551	1,004,908

		40,206,669

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	10,930	979,547

Multi-Utilities - 0.5%
Black Hills Corp.	10,507	821,332
NiSource, Inc.	673,402	19,393,978

		20,215,310

		61,401,526

Materials - 0.7%
Chemicals - 0.4%
FMC Corp.	15,520	1,287,384
Orion Engineered Carbons SA	31,172	667,393
Trinseo SA	17,460	739,256
Westlake Chemical Corp.	185,157	12,861,005

		15,555,038

Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	172,332	9,062,940
Graphic Packaging Holding Co.	73,275	1,024,384
Sealed Air Corp.	17,737	758,789

		10,846,113

Metals & Mining - 0.0%
Alcoa Corp. (a)	29,140	682,167
Carpenter Technology Corp.	12,628	605,892

		1,288,059

		27,689,210

Total Common Stocks (cost $1,645,292,625)		2,384,263,191

INVESTMENT COMPANIES - 37.9%
Funds and Investment Trusts - 37.9% (c)(d)
AB All Market Real Return Portfolio - Class Z	31,201,126	266,145,607
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	17,657,950	188,057,164
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	54,106,908	634,674,030
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	8,412,104	93,206,110
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	3,085,347	83,798,036

Company	Shares	U.S. $ Value
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio - Class Z	21,361,275	$354,383,557

Total Investment Companies (cost $1,524,881,588)		1,620,264,504

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.2%
Options on Indices - 0.2%
S&P 500 Index
Expiration: Sep 2019; Contracts: 636,000; Exercise Price: USD 3,100.00; Counterparty: JPMorgan Chase Bank, NA (a) (premiums paid $11,613,360)	USD 1,971,600,000	8,525,414

	Shares
SHORT-TERM INVESTMENTS - 6.4%
Investment Companies - 6.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.33% (c)(d)(e) (cost $260,916,226)	260,916,226	260,916,226

	Principal Amount (000)
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill
Zero Coupon, 8/08/19	$9,000	8,980,525
Zero Coupon, 8/15/19 (f)	1,500	1,496,119
Total U.S. Treasury Bills (cost $10,473,063)		10,476,644

Total Short-Term Investments (cost $271,389,289)		271,392,870

Total Investments - 100.3% (cost $3,453,176,862) (g)		4,284,445,979
Other assets less liabilities - (0.3)%		(11,419,382)

Net Assets - 100.0%		$4,273,026,597

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	5,649	September 2019	$222,637,777	$4,758,105
FTSE 100 Index Futures	218	September 2019	20,400,999	(12,224)
U.S. T-Note 2 Yr (CBT) Futures	1,420	September 2019	305,555,157	1,916,186
U.S. T-Note 10 Yr (CBT) Futures	2,656	September 2019	339,885,000	5,475,886
U.S. Ultra Bond (CBT) Futures	652	September 2019	115,770,750	3,305,983

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
Hang Seng Index Futures	51	July 2019	$9,304,985	$(28,757)
MSCI Emerging Markets Futures	930	September 2019	48,983,100	(1,824,604)
Russell 2000 E-Mini Futures	325	September 2019	25,465,375	(450,619)
S&P 500 E-Mini Futures	7,546	September 2019	1,110,846,660	(11,456,947)
S&P Mid 400 E-Mini Futures	121	September 2019	23,595,000	(411,317)
S&P TSX 60 Index Futures	757	September 2019	113,034,080	(1,040,397)
SPI 200 Futures	79	September 2019	9,094,373	(80,564)
TOPIX Index Futures	1,082	September 2019	155,653,852	(313,114)

				$(162,383)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	35,473	USD	26,346	8/15/19	$(766,374)
Bank of America, NA	GBP	67,108	USD	86,567	8/15/19	1,165,581
Bank of America, NA	USD	84,206	GBP	66,254	8/15/19	109,400
Barclays Bank PLC	USD	4,931	JPY	536,648	8/15/19	62,541
BNP Paribas SA	USD	230,168	AUD	330,033	8/15/19	1,866,161
BNP Paribas SA	USD	42,401	CHF	42,412	8/15/19	1,221,037
Citibank, NA	AUD	61,711	USD	44,001	8/15/19	613,926
Citibank, NA	EUR	114,016	USD	128,174	8/15/19	(1,933,233)
Citibank, NA	JPY	19,015,303	USD	174,148	8/15/19	(2,801,505)
Citibank, NA	USD	20,943	EUR	18,399	8/15/19	52,970
Citibank, NA	USD	56,411	GBP	44,341	8/15/19	18,403
Credit Suisse International	AUD	72,520	USD	51,801	8/15/19	814,720
Credit Suisse International	GBP	39,413	USD	51,530	8/15/19	1,372,459
Credit Suisse International	NOK	508,221	USD	58,528	8/15/19	(1,129,728)
Credit Suisse International	USD	42,137	AUD	58,957	8/15/19	(686,475)
Credit Suisse International	USD	58,715	CAD	78,531	8/15/19	1,307,862
Goldman Sachs Bank USA	EUR	66,127	USD	74,262	8/15/19	(1,198,000)
HSBC Bank USA	USD	6,022	CAD	7,999	8/15/19	91,982
JPMorgan Chase Bank, NA	AUD	81,423	USD	57,035	8/15/19	(210,861)
JPMorgan Chase Bank, NA	GBP	92,397	USD	117,408	8/15/19	(176,448)
JPMorgan Chase Bank, NA	JPY	7,774,324	USD	70,826	8/15/19	(1,518,563)
JPMorgan Chase Bank, NA	USD	88,963	CHF	89,015	8/15/19	2,592,349
JPMorgan Chase Bank, NA	USD	89,838	EUR	78,649	8/15/19	(88,639)
JPMorgan Chase Bank, NA	USD	58,719	GBP	44,776	8/15/19	(1,736,530)
JPMorgan Chase Bank, NA	USD	27,954	SEK	258,195	8/15/19	(59,377)
Natwest Markets PLC	JPY	2,868,069	USD	26,556	8/15/19	(133,119)
Natwest Markets PLC	USD	10,206	EUR	9,007	8/15/19	72,033
Natwest Markets PLC	USD	83,449	NOK	725,501	8/15/19	1,714,721
Natwest Markets PLC	USD	53,740	NZD	81,662	8/15/19	1,170,963
Natwest Markets PLC	USD	28,920	SEK	275,914	8/15/19	888,243
Standard Chartered Bank	USD	51,705	CAD	69,076	8/15/19	1,091,835
State Street Bank & Trust Co.	CHF	116,591	USD	116,321	8/15/19	(3,597,458)
State Street Bank & Trust Co.	USD	56,315	NZD	85,091	8/15/19	902,153
UBS AG	CHF	8,682	USD	8,775	8/15/19	(154,335)
UBS AG	EUR	3,384	USD	3,859	8/15/19	(2,409)
UBS AG	GBP	38,401	USD	50,501	8/15/19	1,631,422
UBS AG	USD	23,321	AUD	33,814	8/15/19	452,749
UBS AG	USD	84,009	JPY	9,148,753	8/15/19	1,126,268

						$4,146,724

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $910,266,884 and gross unrealized depreciation of investments was $(75,013,426), resulting in net unrealized appreciation of $835,253,458.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,384,263,191		$	– 0	–	$	– 0	–	$2,384,263,191
Investment Companies	1,620,264,504			– 0	–		– 0	–	1,620,264,504
Options Purchased - Calls	– 0	–		8,525,414			– 0	–	8,525,414
Short-Term Investments:
Investment Companies	260,916,226			– 0	–		– 0	–	260,916,226
U.S. Treasury Bills	– 0	–		10,476,644			– 0	–	10,476,644

Total Investments in Securities	4,265,443,921			19,002,058			– 0	–	4,284,445,979
Other Financial Instruments (b):
Assets:
Futures	10,698,055			4,758,105			– 0	–	15,456,160
Forward Currency Exchange Contracts	– 0	–		20,339,778			– 0	–	20,339,778
Liabilities:
Futures	(15,183,884)			(434,659)			– 0	–	(15,618,543)
Forward Currency Exchange Contracts	– 0	–		(16,193,054)			– 0	–	(16,193,054)

Total	$4,260,958,092			$27,472,228		$	– 0	–	$4,288,430,320

(a)	See Schedule of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2019 is as follows:

Distributions
Affiliated Issuer	Market Value 9/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/19 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$791,222	$7,443	$495,424	$(11,457)	$(25,638)	$266,146	$	– 0	–	$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio	199,535	15,748	– 0	–	– 0	–	(27,226)	188,057	– 0	–	12,178
Bernstein Fund, Inc. - International Strategic Equities Portfolio	656,197	17,887	– 0	–	– 0	–	(39,410)	634,674	– 0	–	6,835
Bernstein Fund, Inc. - Small Cap Core Portfolio	100,912	6,382	– 0	–	– 0	–	(14,088)	93,206	– 0	–	6,153
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	80,967	5,655	– 0	–	– 0	–	(2,824)	83,798	– 0	–	4,535
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio	367,533	6,154	– 0	–	– 0	–	(19,303)	354,384	– 0	–	– 0	–
Government Money Market Portfolio	62,099	1,382,269	1,183,452	– 0	–	– 0	–	260,916	5,020	– 0	–

Total	$2,258,465	$1,441,538	$1,678,876	$(11,457)	$(128,489)	$1,881,181	$5,020	$29,701